RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 13.69%(a)
45,939	Angel Oak Dynamic Financial Strategies Income Term Trust	$865,950
33,144	Ares Dynamic Credit Allocation Fund, Inc.	498,154
239,919	Barings Global Short Duration High Yield Fund	3,857,898
122,816	Blackstone Strategic Credit Fund	1,637,137
296,567	BNY Mellon High Yield Strategies Fund	916,392
43,389	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	523,271
164,675	Eaton Vance, Ltd. Duration Income Fund	2,079,845
77,694	First Trust High Income Long/Short Fund	1,174,733
242,656	Invesco Dynamic Credit Opportunities Fund	2,758,999
41,698	Invesco High Income Trust II	580,436
766,464	Invesco Senior Income Trust	3,219,149
200,578	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,207,480
55,193	NexPoint Credit Strategies Fund	628,648
138,722	Nuveen Floating Rate Income Opportunity Fund	1,323,408
52,140	Nuveen Mortgage Opportunity Term Fund	1,081,905
147,987	PGIM Global High Yield Fund, Inc.	2,207,966
58,117	The New America High Income Fund, Inc.	526,540
9,546	Virtus AllianzGI Diversified Income & Convertible Fund	300,031
282,530	Wells Fargo Income Opportunities Fund	2,384,553
210,909	Western Asset High Income Opportunity Fund, Inc.	1,071,418

TOTAL CLOSED-END FUNDS
(Cost $27,278,632)		28,843,913

BUSINESS DEVELOPMENT COMPANIES - 1.31%(a)
46,401	Barings BDC, Inc.	463,082
371,130	Oaktree Specialty Lending Corp.	2,301,006

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $2,249,380)		2,764,088

COMMON STOCKS - 0.01%(a)
13,637	McDermott International, Ltd.(b)	10,910

TOTAL COMMON STOCKS
(Cost $44,971)		10,910

PREFERRED STOCKS - 0.47%(a)
39,726	XAI Octagon Floating Rate Alternative Income Term Trust, 6.500%, 03/31/2026	992,753

TOTAL PREFERRED STOCKS
(Cost $992,700)		992,753

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 7.35%(a)
United States - 7.35%
2,000,000	Bain Capital Specialty Finance, Inc.(c)	8.50%	06/10/2023	2,080,000
131,056	First Eagle Alternative Capital BDC, Inc.	6.75%	12/30/2022	3,331,444
48,198	First Eagle Alternative Capital BDC, Inc.	6.13%	10/30/2023	1,245,436

Shares/Description		Rate	Maturity	Value
235,511	Oxford Square Capital Corp.	6.50%	03/30/2024	$5,892,485
86,240	Portman Ridge Finance Corp.	6.13%	09/30/2022	2,177,560
30,519	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	772,146

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $14,900,806)				15,499,071

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 6.35%(a)
Argentina - 0.09%
$150,000	Banco Macro SA(d)(e)	6.75%	11/04/2026	$120,752
80,000	Capex SA(e)	6.88%	05/15/2024	71,201
				191,953
Brazil - 0.75%
300,000	Banco do Brasil SA(d)(e)(f)	6.25%	Perpetual Maturity	295,590
350,000	Banco do Estado do Rio Grande do Sul SA(d)(g)	5Y US TI + 4.928%	01/28/2031	343,890
300,000	CSN Islands XII Corp.(e)(f)	7.00%	Perpetual Maturity	301,344
250,000	Oi SA(h)	10.00% (4.00%)	07/27/2025	264,375
200,000	Simpar Europe SA(g)	5.20%	01/26/2031	196,308
200,000	Unigel Luxembourg SA(e)	8.75%	10/01/2026	216,263
				1,617,770
British Virgin Islands - 0.10%
200,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	202,100

Canada - 0.40%
165,000	Garda World Security Corp.(g)	8.75%	05/15/2025	173,145
250,000	Gran Tierra Energy, Inc.(g)	7.75%	05/23/2027	203,250
220,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(g)	7.00%	12/31/2027	211,116
200,000	Tervita Corp.(g)	11.00%	12/01/2025	227,500
				815,011
Cayman Islands - 0.29%
250,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	274,429
350,000	Itau Unibanco Holding SA Island(d)(e)(f)	5Y US TI + 3.222%	Perpetual Maturity	328,370
				602,799
Chile - 0.34%
250,000	AES Gener SA(d)(e)	7.13%	03/26/2079	268,966
200,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	168,398
250,000	Geopark, Ltd.(e)	6.50%	09/21/2024	259,211
				696,575
China - 0.35%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	202,743
200,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	174,000
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	184,987
200,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	172,483
				734,213
Colombia - 0.25%
100,000	Banco GNB Sudameris SA(d)(e)	5Y US TI + 4.561%	04/03/2027	101,935
200,000	Credivalores-Crediservicios SAS(g)	8.88%	02/07/2025	172,961
250,000	Gilex Holding SARL(e)	8.50%	05/02/2023	259,825
				534,721

Principal Amount/Description		Rate	Maturity	Value
Dominican Republic - 0.12%
$250,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	$261,509

Great Britain - 0.10%
250,000	Vedanta Resources Finance II PLC(g)	9.25%	04/23/2026	211,555

Guatemala - 0.10%
200,000	Banco Industrial SA/Guatemala(d)(g)	5Y US TI + 4.442%	01/29/2031	206,349

Hong Kong - 0.24%
300,000	Bangkok Bank PCL(d)(f)(g)	5Y US TI + 4.729%	Perpetual Maturity	316,404
200,000	RKP Overseas Finance, Ltd.(f)	7.95%	Perpetual Maturity	196,500
				512,904
Indonesia - 0.29%
200,000	ABM Investama Tbk PT(e)	7.13%	08/01/2022	178,600
200,000	Bayan Resources Tbk PT(e)	6.13%	01/24/2023	203,777
226,750	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	255,985
				638,362
Luxembourg - 0.35%
150,000	Atento Luxco 1 SA(g)	8.00%	02/10/2026	157,651
200,000	FS Luxembourg SARL(g)	10.00%	12/15/2025	220,585
200,000	Minerva Luxembourg SA(g)	4.38%	03/18/2031	195,775
200,000	Tupy Overseas SA(g)	4.50%	02/16/2031	194,398
				768,409
Mauritius - 0.09%
200,000	UPL Corp., Ltd.(d)(f)	5.25%	Perpetual Maturity	198,230

Mexico - 0.89%
300,000	Alpha Holding SA de CV(g)	9.00%	02/10/2025	219,000
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	211,000
200,000	Braskem Idesa SAPI(g)	7.45%	11/15/2029	199,000
250,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	224,644
250,073	Fermaca Enterprises S RL	6.38%	03/30/2038	282,582
250,000	Mexarrend SAPI de CV(g)	10.25%	07/24/2024	248,000
200,000	Operadora de Servicios Mega SA de CV Sofom ER(g)	8.25%	02/11/2025	202,166
200,000	TV Azteca SAB de CV(i)	8.25%	08/09/2024	100,000
250,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	206,090
				1,892,482
Netherlands - 0.45%
250,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	260,395
200,000	Braskem Netherlands Finance BV(e)	5.88%	01/31/2050	201,280
200,000	Metinvest BV(e)	7.75%	10/17/2029	212,862
250,000	Petrobras Global Finance BV	6.90%	03/19/2049	274,190
				948,727
Panama - 0.10%
200,000	UEP Penonome II SA(g)	6.50%	10/01/2038	202,378

Principal Amount/Description		Rate	Maturity	Value
Peru - 0.20%
$150,000	Camposol SA(g)	6.00%	02/03/2027	$160,199
300,000	Peru LNG Srl(e)	5.38%	03/22/2030	269,756
				429,955
Singapore - 0.50%
200,000	Indika Energy Capital III Pte, Ltd.(e)	5.88%	11/09/2024	201,050
200,000	LMIRT Capital Pte, Ltd.	7.25%	06/19/2024	205,427
250,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	267,225
200,000	TBLA International Pte, Ltd.	7.00%	01/24/2023	171,500
200,000	Theta Capital Pte, Ltd.	6.75%	10/31/2026	193,218
				1,038,420
Switzerland - 0.10%
200,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	213,550

Thailand - 0.10%
200,000	TMB Bank PCL(d)(f)	5Y US TI + 3.256%	Perpetual Maturity	200,612

Trinidad and Tobago - 0.15%
300,000	Telecommunications Services of Trinidad & Tobago, Ltd.(e)	8.88%	10/18/2029	314,820

TOTAL FOREIGN CORPORATE BONDS
(Cost $13,089,731)				13,433,404

U.S. CORPORATE BONDS - 5.65%(a)
Aerospace/Defense - 0.22%
365,000	Triumph Group, Inc.(g)	6.25%	09/15/2024	371,734
90,000	Triumph Group, Inc.	7.75%	08/15/2025	90,675
				462,409
Agriculture - 0.06%
127,656	Pyxus Holdings, Inc.	10.00%	08/24/2024	118,401

Airlines - 0.59%
155,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(g)	5.75%	04/20/2029	165,059
944,339	JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	1,081,237
				1,246,296
Auto Parts & Equipment - 0.17%
330,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	348,975

Beverages - 0.10%
200,000	Triton Water Holdings, Inc.(g)	6.25%	04/01/2029	204,125

Chemicals - 0.15%
260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(g)	9.00%	07/01/2028	292,903

Commercial Services - 0.11%
65,000	NESCO Holdings II, Inc.(g)	5.50%	04/15/2029	66,758
45,000	Rent-A-Center, Inc.(g)	6.38%	02/15/2029	47,813
110,000	Sabre GLBL, Inc.(g)	7.38%	09/01/2025	120,208
				234,779
Computers - 0.26%
225,000	Austin BidCo, Inc.(g)	7.13%	12/15/2028	229,359
305,000	Flexential Intermediate Corp.(g)	11.25%	08/01/2024	328,066
				557,425

Principal Amount/Description		Rate	Maturity	Value
Distribution/Wholesale - 0.03%
$59,000	Wolverine Escrow LLC(g)	9.00%	11/15/2026	$59,055

Diversified Financial Services - 0.06%
140,000	Air Methods Corp.(g)	8.00%	05/15/2025	131,950

Engineering & Construction - 0.10%
195,000	PowerTeam Services LLC(g)	9.03%	12/04/2025	215,475

Healthcare-Products - 0.06%
27,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.38%	06/01/2025	29,078
87,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(g)	7.25%	02/01/2028	95,486
				124,564
Healthcare-Services - 0.28%
160,000	CHS/Community Health Systems, Inc.(g)	6.88%	04/15/2029	167,699
305,000	Radiology Partners, Inc.(g)	9.25%	02/01/2028	332,832
70,000	RP Escrow Issuer LLC(g)	5.25%	12/15/2025	72,625
				573,156
Internet - 0.25%
360,000	Endure Digital, Inc.(g)	6.00%	02/15/2029	352,314
165,000	Uber Technologies, Inc.(g)	6.25%	01/15/2028	179,924
				532,238
Investment Companies - 1.51%
3,150,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	3,160,950

Leisure Time - 0.02%
45,000	Carnival Corp.(g)	7.63%	03/01/2026	48,400

Media - 0.13%
275,000	Cengage Learning, Inc.(g)	9.50%	06/15/2024	280,672

Oil & Gas - 0.16%
250,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/2026	243,010
85,000	PBF Holding Co. LLC / PBF Finance Corp.(g)	9.25%	05/15/2025	86,902
				329,912
Pipelines - 0.17%
360,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(g)	7.50%	02/01/2026	370,575

Real Estate - 0.04%
80,000	Realogy Group LLC / Realogy Co.-Issuer Corp.(g)	5.75%	01/15/2029	79,000

REITS - 0.07%
155,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC(g)	6.50%	02/15/2029	153,256

Retail - 0.18%
60,000	Park River Holdings, Inc.(g)	5.63%	02/01/2029	58,238
300,000	PetSmart, Inc. / PetSmart Finance Corp.(g)	7.75%	02/15/2029	325,110
				383,348

Principal Amount/Description		Rate	Maturity	Value
Software - 0.25%
$510,000	Castle US Holding Corp.(g)	9.50%	02/15/2028	$521,156

Telecommunications - 0.68%
545,000	Embarq Corp Eq 7.995 06/01/36	8.00%	06/01/2036	628,636
90,000	Frontier Communications Corp.(g)	6.75%	05/01/2029	95,092
410,000	Gogo Intermediate Holdings LLC / Gogo Finance Co., Inc.(g)	9.88%	05/01/2024	432,294
435,000	Intelsat Jackson Holdings SA(g)(i)	8.50%	10/15/2024	273,778
				1,429,800

TOTAL U.S. CORPORATE BONDS
(Cost $11,575,806)				11,858,820

CONVERTIBLE CORPORATE BONDS - 2.37%(a)
1,724,093	BlackRock Capital Investment Corp.	5.00%	06/15/2022	1,730,952
997,837	BlackRock TCP Capital Corp.	4.63%	03/01/2022	1,026,575
500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	516,900
1,648,448	New Mountain Finance Corp.	5.75%	08/15/2023	1,726,832

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $4,383,695)				5,001,259

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.14%(a)
300,000	Ukraine Government International Bond(e)	7.25%	03/15/2033	299,237

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $304,344)				299,237

BANK LOANS - 6.42%(a)(d)
Cayman Islands - 0.16%
335,000	Grab Holdings, Inc., First Lien - Initial Term Loan	3M US L + 4.50%, 1.00% Floor	01/29/2026	342,119

Ireland - 0.19%
225,000	ION Trading Finance, Ltd., First Lien - Initial Dollar (2021) Term Loan	3M US L + 4.75%	04/01/2028	225,281
172,287	ION Trading Technologies SARL, First Lien - 2018 Initial Dollar Retired 04/01/2021 Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	172,602
				397,883
Luxembourg - 0.39%
230,000	Curium BidCo SARL, Second Lien Term Loan	3M US L + 7.75%	10/27/2028	235,175
480,675	Travelport Finance SARL, First Lien - Initial (Priority) Term Loan	3M US L + 8.00%, 1.00% Floor	02/28/2025	490,488
139,769	Travelport Finance SARL, First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	114,152
				839,815
Netherlands - 0.16%
408,607	Bright Bidco B.V., First Lien - 2018 Refinancing B Term Loan	3M US L + 3.50%, 1.00% Floor	06/30/2024	313,606
2,433	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	1,983

Principal Amount/Description		Rate	Maturity	Value
$31,227	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	$17,695
				333,284
United States - 5.52%
135,000	AAdvantage Loyality IP, Ltd., First Lien - Initial Term Loan	3M US L + 4.75%, 0.75% Floor	04/20/2028	138,481
515,776	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	500,464
564,931	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	553,632
190,000	American Trailer World Corp., First Lien - Initial Term Loan	1M US L + 3.75%, 0.75% Floor	03/03/2028	189,051
645,000	Applied Systems, Inc., Second Lien - 2021 Term Loan	3M US L + 5.50%, 0.75% Floor	09/19/2025	651,451
95,000	Asurion LLC, Second Lien - New B-3 Term Loan	1M US L + 5.25%	01/31/2028	96,888
65,000	Blackhawk Network Holdings, Inc., Second Lien	1M US L + 7.00%	06/15/2026	64,783
247,917	Castle US Holding Corp., First Lien - Initial Dollar Term Loan	3M US L + 3.75%	01/29/2027	245,283
319,137	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	316,411
249,354	ClubCorp Holdings, Inc., First Lien - B Term Loan	3M US L + 2.75%	09/18/2024	235,055
765,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M US L + 7.50%, 0.75% Floor	02/12/2029	757,349
250,000	Convergint Technologies LLC, Second Lien - Initial Term Loan	3M US L + 6.75%, 0.75% Floor	03/30/2029	251,250
708,518	Cvent, Inc., First Lien Term Loan	2M US L + 3.75%	11/29/2024	691,396
210,735	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 1.00% Floor	05/01/2024	202,737
295,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M US L + 7.00%	02/19/2029	297,767
48,791	Dhanani Group, Inc., First Lien Term Loan	1M US L + 3.75%	07/20/2025	48,333
358,498	Envision Healthcare Corp., First Lien - Initial Term Loan	1M US L + 3.75%	10/10/2025	310,475
480,000	Envision Healthcare Corp., First Lien - Series 2020 New Term Loan	1M US L + 3.75%, 1.00% Floor	10/10/2025	390,480
118,473	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	117,924
322,318	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	268,271
150,000	Ivanti Software, Inc., First Lien - Initial Term Loan	1M US L + 4.75%, 1.00% Floor	12/01/2027	150,797
444,738	Milano Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	443,626
368,421	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	368,576
207,345	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	203,507
230,000	Misys, Ltd., Second Lien - Dollar Term Loan	3M US L + 7.25%, 1.00% Floor	06/13/2025	231,754
445,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	445,278
202,868	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	179,848
40,879	Onedigital Borrower LLC Delayed Tl	L + 4.50%	11/16/2027	40,947

Principal Amount/Description		Rate	Maturity	Value
$414,121	OneDigital Borrower LLC, First Lien - Initial Term Loan	3M US L + 4.50%, 0.75% Floor	11/16/2027	$414,813
438,189	Peak 10 Holding Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	410,528
425,000	Riverbed Technology, Inc., First Lien - 2020 Extension Term Loan	3M US L + 6.00%, 1.00% Floor	12/31/2025	409,290
90,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	90,345
384,000	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	358,213
220,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	222,902
390,000	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.50%, 0.50% Floor	03/31/2028	388,994
562,026	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	3M US L + 3.50%, 1.00% Floor	10/28/2024	532,053
413,949	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan	3M US L + 5.75%, 1.00% Floor	06/22/2026	393,770
				11,612,722

TOTAL BANK LOANS
(Cost $13,216,357)				13,525,823

COLLATERALIZED LOAN OBLIGATIONS - 4.27%(a)
	Apidos CLO XXI
500,000	Series 2018-21A(d)(g)	3M US L + 8.25%	07/18/2027	442,776
	Apidos CLO XXIV
500,000	Series 2018-24A(d)(g)	3M US L + 5.80%	10/20/2030	466,484
	Apidos CLO XXXII
500,000	Series 2020-32A(d)(g)	3M US L + 6.75%	01/20/2033	497,780
	Apres Static CLO 2, Ltd.
500,000	Series 2020-1A(d)(g)	3M US L + 4.85%	04/15/2028	500,557
	Bain Capital Credit Clo 2019-3, Ltd.
500,000	Series 2019-3A(d)(g)	3M US L + 7.15%	10/21/2032	499,706
	Barings CLO, Ltd.
500,000	Series 2018-4A(d)(g)	3M US L + 5.82%	10/15/2030	475,226
	Canyon Capital CLO, Ltd.
500,000	Series 2018-1A(d)(g)	3M US L + 5.75%	07/15/2031	471,684
	Carlyle Global Market Strategies CLO, Ltd.
500,000	Series 2017-3A(d)(g)	3M US L + 5.50%	10/15/2030	452,309
500,000	Series 2018-2RA(d)(g)	3M US L + 5.35%	05/15/2031	444,346
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(g)	3M US L + 5.80%	04/15/2030	476,966
	Dorchester Park CLO DAC
500,000	Series 2018-1A(d)(g)	3M US L + 5.00%	04/20/2028	489,277
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(d)(g)	3M US L + 5.40%	07/15/2030	469,651
	Goldentree Loan Management US Clo 3, Ltd.
500,000	Series 2018-3A(d)(g)	3M US L + 2.85%	04/20/2030	495,428
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(d)(g)	3M US L + 5.50%	10/20/2030	471,448
	Neuberger Berman CLO XXIII, Ltd.
500,000	Series 2018-23A(d)(g)	3M US L + 5.75%	10/17/2027	489,945
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-2A(d)(g)	3M US L + 5.75%	07/15/2030	472,296
	Voya CLO, Ltd.
500,000	Series 2018-2A(d)(g)	3M US L + 5.25%	07/15/2031	461,777
500,050	Series 2018-4A(d)(g)	3M US L + 5.95%	07/14/2031	468,570

Principal Amount/Description		Rate	Maturity	Value
	Webster Park CLO, Ltd.
$500,000	Series 2018-1A(d)(g)	3M US L + 5.50%	07/20/2030	$466,621

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $9,351,069)				9,012,847

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 30.70%(a)
	AmeriHome GMSR Issuer Trust
2,500,000	Series 2019-GT1(g)	4.68%	11/25/2026	2,478,140
	AREIT Trust
538,000	Series 2019-CRE3(d)(g)	1M US L + 2.65%	07/14/2022	532,029
	Atrium Hotel Portfolio Trust
433,000	Series 2018-ATRM(d)(g)	1M US L + 3.40%	06/15/2021	419,889
	Atrium XIII
500,000	Series 2017-13A(d)(g)	3M US L + 6.05%	11/21/2030	485,449
	Atrium XIV LLC
500,000	Series 2018-14A(d)(g)	3M US L + 5.65%	08/23/2030	491,989
	BAMLL Commercial Mortgage Securities Trust
730,000	Series 2019-AHT(d)(g)	2.68%	03/15/2021	723,202
	Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(d)(g)	1M US L + 2.35%	02/15/2022	625,478
	BBCMS Trust
682,000	Series 2018-CBM(d)(g)	1M US L + 3.55%	07/15/2037	664,829
	BB-UBS Trust
500,000	Series 2012-TFT(d)(g)	3.56%	06/05/2030	411,975
	Benchmark 2018-B4 Mortgage Trust
498,000	Series 2018-B4(d)(g)	2.81%	07/15/2028	452,338
	BF Mortgage Trust
315,000	Series 2019-NYT(d)(g)	1M US L + 3.00%	12/15/2035	305,701
	Blackbird Capital Aircraft Lease Securitization, Ltd.
2,256,431	Series 2016-1A(g)(j)	5.68%	12/15/2024	2,227,233
	BX Commercial Mortgage Trust
321,000	Series 2019-IMC(d)(g)	1M US L + 1.90%	04/15/2021	317,586
	BX Trust
325,000	Series 2019-OC11(d)(g)	4.08%	12/09/2029	323,705
	Carbon Capital VI Commercial Mortgage Trust
316,000	Series 2019-FL2(d)(g)	1M US L + 2.85%	11/15/2021	302,162
	Castlelake Aircraft Securitization Trust
381,023	Series 2018-1(g)	6.63%	06/15/2025	298,976
	Castlelake Aircraft Structured Trust
1,250,000	Series 2019-1A(g)(k)	0.00%	04/15/2039	387,500
	Citigroup Commercial Mortgage Trust
196,000	Series 2015-GC27(d)(g)	4.42%	01/10/2025	191,019
138,000	Series 2016-GC36(g)	2.85%	01/10/2026	102,451
319,000	Series 2018-TBR(d)(g)	1M US L + 3.65%	12/15/2036	304,717
375,000	Series 2020-555(d)(g)	3.50%	12/10/2029	288,537
	Citigroup Commercial Mortgage Trust 2019-SMRT
320,000	Series 2019-SMRT(d)(g)	4.75%	01/10/2024	331,154
	CLNC 2019-FL1, Ltd.
326,000	Series 2019-FL1(d)(g)	1M US L + 1.55%	12/19/2025	323,889
	COMM Mortgage Trust
878,000	Series 2018-HCLV(d)(g)	1M US L + 2.18%	09/15/2033	863,264
	Commercial Mortgage Pass-Through Certificates
286,000	Series 2015-CR25(d)	4.53%	08/10/2025	302,390

Principal Amount/Description		Rate	Maturity	Value
	CSAIL 2016-C6 Commercial Mortgage Trust
$428,000	Series 2016-C6(d)(g)	4.95%	05/15/2026	$374,361
	DBGS 2018-BIOD Mortgage Trust
269,160	Series 2018-BIOD(d)(g)	1M US L + 2.00%	05/15/2035	268,975
	DBJPM 16-C1 Mortgage Trust
416,000	Series 2016-C1(d)	3.35%	03/10/2026	399,932
	Dryden 37 Senior Loan Fund
500,000	Series 2017-37A(d)(g)	3M US L + 5.15%	01/15/2031	473,250
	Dryden 38 Senior Loan Fund
500,000	Series 2018-38A(d)(g)	3M US L + 5.60%	07/15/2030	469,310
	Dryden 40 Senior Loan Fund
500,000	Series 2018-40A(d)(g)	3M US L + 5.75%	08/15/2031	474,850
	Fannie Mae-Aces
5,494,839	Series 2019-M24(d)(l)	1.15%	03/25/2031	511,116
18,958,726	Series 2020-M10(d)(l)	0.87%	07/25/2032	1,424,013
5,441,215	Series 2020-M13(d)(l)	1.30%	09/25/2030	475,180
9,243,338	Series 2020-M51(d)(l)	0.53%	12/25/2030	306,089
	FirstKey Homes 2020-SFR1 Trust
700,000	Series 2020-SFR1(g)	4.28%	09/17/2025	732,715
	Fontainebleau Miami Beach Trust
546,000	Series 2019-FBLU(d)(g)	3.96%	12/10/2024	523,835
	Freddie Mac Multifamily Structured Credit Risk
750,000	Series 2021-MN1(d)(g)	30D US SOFR + 3.75%	01/25/2051	785,951
	FREMF 2015-KF07 Mortgage Trust
268,784	Series 2015-KF07(d)(g)	1M US L + 4.95%	02/25/2025	270,564
	FREMF 2016-KF19 Mortgage Trust
299,980	Series 2016-KF19(d)(g)	1M US L + 5.50%	06/25/2023	301,089
	FREMF 2016-KF25 Mortgage Trust
266,080	Series 2016-KF25(d)(g)	1M US L + 5.00%	10/25/2023	266,999
	FREMF Mortgage Trust
394,367	Series 2016-KF22(d)(g)	1M US L + 5.05%	07/25/2023	400,218
	Ginnie Mae Strip
6,179,035	Series 2020-3(l)	1.40%	09/16/2045	571,962
	Government National Mortgage Association
10,351,167	Series 2013-155(d)(l)	0.01%	09/16/2053	70,252
9,332,418	Series 2016-162(d)(l)	0.85%	09/16/2058	529,899
6,278,559	Series 2020-168(d)(l)	0.99%	12/16/2062	544,645
6,263,953	Series 2021-10(d)(l)	1.00%	05/16/2063	560,990
	GPMT, Ltd.
999,000	Series 2018-FL1(d)(g)	1M US L + 2.95%	04/19/2021	994,762
	Great Wolf Trust
1,100,000	Series 2019-WOLF(d)(g)	1M US L + 3.13%	12/15/2024	1,055,047
	GS Mortgage Securities Corp. Trust 2018-RIVR
300,000	Series 2018-RIVR(d)(g)	1M US L + 1.55%	07/15/2035	282,253
	GS Mortgage Securities Trust
1,577,000	Series 2014-GC26(d)(g)	4.51%	11/10/2047	1,097,024
655,000	Series 2018-TWR(d)(g)	1M US L + 3.92%	07/15/2021	572,246
	Hawaii Hotel Trust
230,000	Series 2019-MAUI(d)(g)	1M US L + 2.75%	05/15/2021	228,076
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(d)(g)	3M US L + 5.55%	01/28/2030	468,563
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2015(d)(g)	3M US L + 5.10%	02/05/2031	457,168
	HPLY Trust
187,113	Series 2019-HIT(d)(g)	1M US L + 3.90%	11/15/2021	170,482

Principal Amount/Description		Rate	Maturity	Value
	J.P. Morgan Chase Commercial Mortgage Securities Trust
$500,000	Series 2016-WIKI(d)(g)	4.01%	10/05/2021	$484,579
	JP Morgan BB Commercial Mortgage Securities Trust
1,062,000	Series 2014-C23(d)(g)	3.36%	10/15/2024	807,604
632,000	Series 2015-C27(d)(g)	3.85%	02/15/2025	566,839
290,000	Series 2015-C28	3.99%	03/15/2025	300,792
	JP Morgan Chase Commercial Mortgage Securities Trust
82,038	Series 2006-LDP9	5.34%	05/15/2047	66,451
411,000	Series 2011-C3(d)(g)	5.79%	02/15/2046	126,920
320,000	Series 2019-MFP(d)(g)	1M US L + 3.00%	07/15/2021	315,151
109,000	Series 2019-UES(g)	4.34%	05/05/2024	110,761
525,000	Series 2019-UES(d)(g)	4.45%	05/05/2024	506,888
	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5
200,000	Series 2011-C5(d)(g)	5.43%	09/15/2021	200,753
	JPMBB Commercial Mortgage Securities Trust
7,395,837	Series 2013-C14(d)(g)(l)	1.10%	08/15/2023	182,322
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(d)(g)	3M US L + 5.60%	07/16/2031	457,350
	LCM XIV LP
500,000	Series 2018-14A(d)(g)	3M US L + 5.50%	07/20/2031	445,104
	LCM XVII LP
500,000	Series 2018-17A(d)(g)	3M US L + 6.00%	10/15/2031	456,739
	Legacy Mortgage Asset Trust
6,200,000	Series 2019-GS3(g)(j)	4.25%	04/25/2059	6,175,733
	Mello Warehouse Securitization Trust
3,250,000	Series 2019-1(d)(g)	1M US L + 5.50%	05/14/2021	3,253,529
	MFT Trust 2020-ABC
365,000	Series 2020-ABC(d)(g)	3.48%	02/10/2030	321,541
	Morgan Stanley Capital Barclays Bank Trust 2016-MART
302,000	Series 2016-MART(g)	3.31%	09/13/2021	298,813
	Morgan Stanley Capital I Trust
363,000	Series 2007-IQ15(d)(g)	6.16%	06/11/2049	346,618
210,000	Series 2017-ASHF(d)(g)	1M US L + 4.35%	11/15/2034	195,928
350,000	Series 2018-SUN(d)(g)	1M US L + 3.05%	07/15/2035	341,626
	Mosaic Solar Loan Trust
2,900,000	Series 2020-1A(g)(k)	0.00%	04/20/2046	1,228,194
	Motel 6 Trust 2017-MTL6
297,708	Series 2017-MTL6(d)(g)	1M US L + 4.25%	08/15/2034	299,415
	New Century Home Equity Loan Trust
1,802,883	Series 2006-1(d)	1M US L + 0.18%	05/25/2036	1,753,188
	Octagon Investment Partners 26, Ltd.
500,000	Series 2018-1A(d)(g)	3M US L + 8.09%	07/15/2030	449,449
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(d)(g)	3M US L + 7.25%	01/24/2033	503,371
	Octagon Investment Partners 45, Ltd.
500,000	Series 2019-1A(d)(g)	3M US L + 7.69%	10/15/2032	503,719
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(g)	3M US L + 5.75%	07/17/2030	474,838
	Octagon Investment Partners XXI, Ltd.
500,000	Series 2019-1A(d)(g)	3M US L + 7.00%	02/14/2031	501,212

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners XXII, Ltd.
$500,000	Series 2018-1A(d)(g)	3M US L + 1.90%	01/22/2030	$498,750
	One Market Plaza Trust
319,000	Series 2017-1MKT(g)	4.14%	02/10/2024	324,239
	PR Mortgage Loan Trust
2,033,793	Series 2014-1(d)(g)	5.91%	09/25/2047	2,018,645
	PRPM LLC
4,000,000	Series 2020-1A(g)(j)	3.97%	02/25/2023	3,989,511
	RMAT LLC
428,384	Series 2015-PR2(g)(j)	9.85%	11/25/2035	428,575
	Sofi Professional Loan Program 2018-C Trust
50,000	Series 2018-C(g)(k)	0.00%	01/25/2048	1,409,171
	SoFi Professional Loan Program Trust
20,000	Series 2020-A(g)(k)	0.00%	05/15/2046	1,218,575
	SoFi Professional Loan Program, LLC
28,017	Series 2019-B(g)(k)	0.00%	08/17/2048	664,388
	Trimaran CAVU, Ltd.
500,000	Series 2019-2A(d)(g)	3M US L + 4.72%	11/26/2032	503,178
	UBS-Barclays Commercial Mortgage Trust
333,000	Series 2013-C5(d)(g)	4.08%	02/10/2023	277,638
	UBS-Barclays Commercial Mortgage Trust 2013-C5
300,000	Series 2013-C5(d)(g)	4.08%	02/10/2023	294,546
	VMC Finance LLC
440,481	Series 2019-FL3(d)(g)	1M US L + 2.65%	09/15/2036	438,282
	WAVE LLC
499,677	Series 2019-1(g)	6.41%	09/15/2027	417,606
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(g)	3.12%	03/15/2059	313,495

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $67,002,465)				64,689,444

U.S. GOVERNMENT BONDS AND NOTES - 9.16%(a)
23,150,000	U.S. Treasury Bonds	1.63%	11/15/2050	19,297,695

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $21,993,647)				19,297,695

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 44.10%(a)
	Alternative Loan Trust
659,543	Series 2005-48T1	5.50%	11/25/2035	518,035
401,018	Series 2005-63(d)	3.30%	12/25/2035	390,182
2,580,519	Series 2005-64CB	5.50%	12/25/2035	2,245,103
1,121,356	Series 2006-26CB	6.50%	09/25/2036	811,610
2,538,019	Series 2007-14T2	6.00%	07/25/2037	1,760,829
2,190,945	Series 2007-16CB	6.25%	08/25/2037	1,676,896
2,317,277	Series 2007-2CB	5.75%	03/25/2037	1,847,842
	Banc of America Funding Trust
1,854,759	Series 2006-D(d)	3.31%	05/20/2036	1,667,311
	Banc of America Mortgage Trust
1,393,601	Series 2007-3	6.00%	09/25/2037	1,392,032
	Bear Stearns ALT-A Trust
1,555,143	Series 2005-10(d)	2.99%	01/25/2036	1,514,852
	Bear Stearns ARM Trust
990,190	Series 2006-2(d)	3.22%	07/25/2036	956,308

Principal Amount/Description		Rate	Maturity	Value
	Chase Mortgage Finance Trust Series
$2,973,376	Series 2007-S4(d)	1M US L + 0.60%	06/25/2037	$1,034,702
	ChaseFlex Trust Series 2007-1
2,552,702	Series 2007-1	6.50%	02/25/2037	1,386,732
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(d)(g)	1M US L + 2.75%	05/25/2023	3,916,347
	CHL Mortgage Pass-Through Trust
1,834,738	Series 2005-HYB1(d)	1M US L + 0.60%	03/25/2035	1,814,206
1,985,220	Series 2007-9	5.75%	07/25/2037	1,546,503
1,873,535	Series 2007-HYB1(d)	2.84%	03/25/2037	1,772,811
	Citigroup Mortgage Loan Trust
686,360	Series 2007-AR5(d)	2.92%	04/25/2037	665,394
	Citigroup Mortgage Loan Trust, Inc.
1,439,985	Series 2005-5(d)	2.80%	10/25/2035	1,015,074
	CSFB Mortgage-Backed Pass-Through Certificates
856,372	Series 2005-9	5.50%	10/25/2035	623,081
	CSMC Mortgage-Backed Trust
1,893,722	Series 2006-7	6.75%	08/25/2036	1,567,937
1,749,382	Series 2007-1	6.00%	02/25/2037	1,546,036
	Fannie Mae REMICS
2,812,946	Series 2011-101(d)(l)	5.90% - 1M US L	10/25/2041	525,449
2,428,190	Series 2011-124(d)(l)	6.50% - 1M US L	12/25/2041	482,832
2,873,131	Series 2012-20(d)(l)	6.45% - 1M US L	03/25/2042	493,040
4,043,598	Series 2013-109(k)	0.00%	07/25/2043	3,667,711
815,293	Series 2016-26(d)	7.62% - 1M US L	11/25/2042	813,288
	Federal Home Loan Mortgage Corp. REMICS
1,480,753	Series 2013-4170(d)	4.05% - 1M US L	01/15/2033	1,518,633
	First Horizon Alternative Mortgage Securities Trust
446,089	Series 2005-AA8(d)	2.83%	10/25/2035	427,612
	Freddie Mac REMICS
4,517,372	Series 2010-3770	4.00%	12/15/2040	5,037,498
4,828,406	Series 2011-3966(d)(l)	5.90% - 1M US L	12/15/2041	737,265
4,680,268	Series 2020-5007(d)(l)	6.10% - 1M US L	08/25/2050	1,094,450
15,109,268	Series 2020-5041(l)	2.00%	11/25/2050	1,319,834
	Government National Mortgage Association
4,820,330	Series 2017-17	3.50%	02/20/2047	5,108,690
4,869,987	Series 2020-142(d)(l)	6.30% - 1M US L	09/20/2050	1,151,136
4,927,096	Series 2020-146(d)(l)	6.30% - 1M US L	10/20/2050	1,181,542
10,792,705	Series 2020-167(d)(l)	3.75% - 1M US L	11/20/2050	1,191,116
5,777,326	Series 2020-47(d)(l)	6.00% - 1M US L	05/20/2044	1,036,720
12,640,122	Series 2020-47(d)(l)	5.37% - 1M US L	07/20/2044	2,286,972
4,980,037	Series 2021-1(d)(l)	6.30% - 1M US L	01/20/2051	1,202,661
	Homeward Opportunities Fund Trust 2020-BPL1
1,000,000	Series 2020-BPL1(g)(j)	5.44%	08/25/2025	1,008,892
	IndyMac INDX Mortgage Loan Trust
2,264,447	Series 2007-FLX6(d)	1M US L + 0.25%	09/25/2037	2,272,457
	Legacy Mortgage Asset Trust
5,900,000	Series 2019-GS7(g)(j)	4.50%	11/25/2059	5,911,789
	Luminent Mortgage Trust
1,715,315	Series 2006-3(d)	1M US L + 0.40%	05/25/2036	1,598,130
1,423,613	Series 2006-3(d)	1M US L + 0.42%	05/25/2036	1,362,486
	Mello Warehouse Securitization Trust
400,000	Series 2019-2(d)(g)	1M US L + 3.25%	10/25/2021	400,484
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,921,991	Series 2005-AP3(j)	5.69%	08/25/2035	1,263,330

Principal Amount/Description		Rate	Maturity	Value
$8,153,598	Series 2006-AR1(d)	1M US L + 0.54%	02/25/2036	$1,968,406
	RALI Series Trust
1,709,024	Series 2007-QA5(d)	5.34%	09/25/2037	1,692,985
	Residential Asset Securitization Trust
2,347,309	Series 2005-A15	5.75%	02/25/2036	1,527,009
2,182,530	Series 2007-A5	6.00%	05/25/2037	1,797,283
	RFMSI Trust
1,009,883	Series 2005-SA2(d)	3.16%	06/25/2035	831,450
2,009,905	Series 2006-S8	6.00%	09/25/2036	1,876,061
	Spruce Hill Mortgage Loan Trust 2020-SH1
1,936,000	Series 2020-SH1(d)(g)	4.68%	01/28/2050	1,958,765
	Structured Adjustable Rate Mortgage Loan Trust
682,290	Series 2005-22(d)	3.14%	12/25/2035	661,681
1,760,536	Series 2007-8(d)	3.56%	09/25/2037	1,724,407
	Structured Asset Mortgage Investments II Trust
330,032	Series 2005-AR7(d)	2.55%	03/25/2046	334,271
	WaMu Mortgage Pass-Through Certificates Trust
1,313,010	Series 2006-AR10(d)	3.22%	08/25/2046	1,273,244
1,153,179	Series 2006-AR6(d)	3.16%	08/25/2036	1,098,303
1,430,459	Series 2007-HY3(d)	3.26%	03/25/2037	1,413,164

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $97,082,603)				92,920,869

Shares/Description		Value
SHORT-TERM INVESTMENTS - 6.73%(a)
Money Market Fund - 6.73%
14,174,806	State Street Institutional Trust (7 Day Yield 0.01%)(m)	14,174,806

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,174,806)		14,174,806

TOTAL INVESTMENTS - 138.72%
(Cost $297,641,012)		$292,324,939
LIABILITIES IN EXCESS OF OTHER ASSETS - (38.72)%		(81,592,523)
NET ASSETS - 100.00%		$210,732,416

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of March 31, 2021 was 0.11%

2M US L - 2 Month LIBOR as of March 31, 2021 was 0.13%

3M US L - 3 Month LIBOR as of March 31, 2021 was 0.19%

30D US SOFR - 30 Day SOFR as of March 31, 2021 was 0.01%

5Y US TI - 5 Year US Treasury Index as of March 31, 2021 was 0.92%

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At March 31, 2021, the value of securities pledged amounted to $292,324,939, which represents approximately 138.72% of net assets.
(b)	Non-income producing security.
(c)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (The "Board"). As of March 31, 2021, the aggregate fair value of those securities was $6,682,174, representing 3.17% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $89,879,210, which represents approximately 42.65% of net assets as of March 31, 2021.
(h)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(i)	Security is currently in default.
(j)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2021.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Interest only securities.
(m)	Seven-day yield as of March 31, 2021.

See Notes to Schedule of Investments

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2021 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2021.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2021 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

3. Securities valuation and fair value measurements

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2021 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2021 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at March 31, 2021 in valuing the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$28,843,913	$–	$–	$28,843,913
Business Development Companies	2,764,088	–	–	2,764,088
Common Stocks	10,910	–	–	10,910
Preferred Stocks	992,753	–	–	992,753
Business Development Company Notes	13,419,071	–	2,080,000	15,499,071
Foreign Corporate Bonds	–	13,433,404	–	13,433,404
U.S. Corporate Bonds	–	11,858,820	–	11,858,820
Convertible Corporate Bonds	–	5,001,259	–	5,001,259
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	299,237	–	299,237
Bank Loans	–	13,525,823	–	13,525,823
Collateralized Loan Obligations	–	9,012,847	–	9,012,847
Non-Agency Collateralized Mortgage Obligations	–	64,689,444	–	64,689,444
U.S. Government Bonds and Notes	–	19,297,695	–	19,297,695
U.S. Government / Agency Mortgage Backed Securities	–	92,920,869	–	92,920,869
Short-Term Investments	14,174,806	–	–	14,174,806
Total	$60,205,541	$230,039,398	$2,080,000	$292,324,939

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	March 31, 2021 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2020	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2021	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at March 31, 2021
Business Development Company Notes	$1,991,000	$4,414	$-	$84,586	$-	$-	$-	$-	$2,080,000	$84,586
	$1,991,000	$4,414	$-	$84,586	$-	$-	$-	$-	$2,080,000	$84,586

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2021:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Business Development Company Notes	$2,080,000	Vendor Price	Broker Quote	N/A

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Broker Quote	Increase	Decrease